Commitments and contingencies (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies
Contracted Capital Expenditure	€ 23,600,000	€ 48,000,000.0
Settlement costs	2,100,000	€ 1,900,000
Additional expenses related to litigation	€ 300,000